Semiannual Report



New Era
Fund

-------------
June 30, 1997
-------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
New Era Fund

 . The stock market continued its extraordinary performance in an ideal economic environment, including low inflation kept in check by moderate energy and other commodity prices.

 . The fund's return for the six-month period was weaker than the broad market but well ahead of the average returns for competitive funds.

 . Performance lagged the S&P 500 but surpassed that of the Lipper peer group largely because of fund exposure to international oil companies.

 . We initiated several new positions in real estate and international energy stocks during the past six months and reduced exposure to poorly performing precious metals stocks.

 . We believe that fiscal policies in the U.S. and abroad are likely to become more stimulative, which could benefit the types of stocks in which your fund invests.

Fellow Shareholders


The stock market continued its extraordinary performance during the first six months of this year, buoyed by an economic environment that remained nearly ideal. The economy continued to grow, yet slowed enough from the first quarter's torrid pace. As a result, the Federal Reserve did not raise the federal funds rate following its token increase in March. Inflation also remained quite low as energy prices retreated and other commodity prices remained under control.

Your fund lagged the unmanaged Standard & Poor's 500 Stock Index during the first half of the year due to the strength of large-capitalization growth stocks and the relative weakness in gold and energy equities. However, it outperformed the average return for its peer group during the last 6- and 12-month periods, as represented by the Lipper Natural Resources Funds Average. This favorable comparison can be attributed to your fund's greater exposure to the international oil companies and to industries outside of the energy and precious metals areas.

----------------------
Performance Comparison
-------------------------------------------------

Periods Ended 6/30/97       6 Months   12 Months
-------------------------------------------------
New Era Fund                   10.02%      23.99%
 .................................................
S&P 500                        20.61       34.70
 .................................................
Lipper Natural Resources
Funds Average                   2.56       15.78
 .................................................

MARKET ENVIRONMENT

The economy continued to live up to its billing as a "Goldilocks Economy," neither too hot nor too cold, but just ideal for the equity market. The Federal Reserve made a single modest increase of a quarter-point in the federal funds rate following the rapid growth of the first quarter. However, it did not follow through with the series of increases feared by the market, as the economy slowed in the second quarter.

To date, the high rate of employment has not led to the wage inflation normally associated with tight labor markets in the mature phase of a business expansion. Commodity price inflation has been insignificant, and the consumer price index rose at only a 1.4% annual rate in the first half of the year. The decline in energy prices was a major contributing factor to subdued inflation.

COMMODITY MARKETS GENERALLY DECLINED DURING THE FIRST SIX MONTHS WITH THE EXCEPTION OF THE BASE METALS.

Commodity markets generally declined during the first six months with the exception of the base metals. As the winter weather turned unseasonably warm, inventories of oil and natural gas were rebuilt from very low levels. This, combined with the commencement of Iraqi oil exports to provide for humanitarian aid, led to sharply lower energy prices in the early months of the year. Grain prices also eased with the better weather and high level of plantings.

Gold retreated sharply as central bank sales continued to outpace demand. While inflation is likely to pick up modestly, the outlook for gold prices is largely in the hands of the central bankers, since their stockpiles are high enough to overwhelm any supply contraction from the closing of mines that are uneconomic at the current gold price.

PORTFOLIO MANAGEMENT

This is my first report to you as president and chairman of the Investment Advisory Committee, the posts I assumed this spring as mentioned in our year-end report. Since I have been a long-standing member of the fund's Investment Advisory Committee, you should expect more continuity than change.

Following the decline in oil and natural gas prices from their lofty levels at the beginning of the year, the domestic integrated oil and exploration and production companies performed poorly as investors shifted their focus to the energy service and international integrated oils. The earnings of these latter groups are considered less sensitive to energy prices. Your fund was well positioned for this environment and the shift in investor sentiment.

Precious metals stocks declined sharply as central banks continued to liquidate their gold reserves, putting downward pressure on the price of gold. Furthermore, a major fraud was committed by a junior gold producer, Bre-X Minerals, which negatively affected investor sentiment toward the whole sector. We did not hold Bre-X in the portfolio and had been reducing our weighting in the group since the beginning of the year. Still, the precious metals exposure we did have hurt performance somewhat. Our diversification in cyclical commodity companies benefited the portfolio relative to other resource funds, although these stocks also lagged the broader market.

We added several new positions during the first half of the year. In the real estate area we purchased Beacon Properties, a high-quality office real estate investment trust (REIT), and United Dominion Realty Trust, one of the largest apartment REITs that is benefiting from a recent large acquisition. Although we reduced our weighting in precious metals, we did add an Australian gold producer, Normandy Mining. In the energy sector we purchased Santa Fe International, a premier global drilling company, and Penn Virginia, a domestic coal royalty owner and natural gas producer. We also added significantly to our holdings in McDermott International, an engineering and construction company primarily serving the energy industry. A new and unique fund holding is Western Water, a company that controls significant potable water rights in California.

OUTLOOK

Domestically, the budget packages being considered by Congress and the President are likely to be more stimulative than those in the recent past. This stimulus, combined with signs that the consumer was only resting during the second quarter of the year, suggest that economic growth will pick up soon. This could convince the Federal Reserve to raise the federal funds rate once again.

The strength in the U.S. dollar helped kickstart the export-led sectors of the German and Japanese economies, but their domestic industries remain sluggish. There are signs that the fiscal and monetary restraint being practiced in Europe has led to political backlashes, as unemployment has reached painful levels in many areas. Specifically, the change in France's leadership may presage a loosening in the requirements for entry into the European Monetary Union.

In Latin America, election results in Mexico suggest that forthcoming policies are also likely to be more stimulative in spite of pressure from the International Monetary Fund to maintain a tight fiscal course. These shifts in the political landscape are likely to result in higher growth and potentially higher inflation in these regions, as other countries succumb to similar pressure to loosen the monetary and fiscal reins.

 . . . We anticipate a modest acceleration in global GDP growth . . . which could benefit the cyclical stocks we hold . . .

In Asia, the situation is somewhat different. Economic problems in Thailand and South Korea are likely to lead to slower growth among the Tigers of the Pacific Rim. As a result of these various outlooks for both domestic and international markets, we anticipate a modest acceleration in global GDP growth in the second half of 1997, which could benefit the cyclical stocks we hold in the portfolio.


Respectfully submitted,

/s/ Charles M. Ober

Charles M. Ober
President and Chairman of the Investment Advisory Committee

July 18, 1997

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


---------------------
Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                     Percent of
                                                                     Net Assets
                                                                        6/30/97
--------------------------------------------------------------------------------
Mobil                                                                      4.1%
 ................................................................................
Newmont Mining                                                             3.5
 ................................................................................
Wal-Mart                                                                   3.3
 ................................................................................
Royal Dutch Petroleum                                                      3.2
 ................................................................................
Cooper Cameron                                                             2.4
--------------------------------------------------------------------------------

Atlantic Richfield                                                         2.4
 ................................................................................
British Petroleum                                                          2.2
 ................................................................................
Reynolds Metals                                                            2.1
 ................................................................................
DuPont                                                                     2.0
 ................................................................................
Union Pacific                                                              1.9
--------------------------------------------------------------------------------

Camco International                                                        1.9
 ................................................................................
Burlington Northern Santa Fe                                               1.8
 ................................................................................
McDermott International                                                    1.7
 ................................................................................
Texaco                                                                     1.7
 ................................................................................
USX-Marathon                                                               1.6
--------------------------------------------------------------------------------

Rouse                                                                      1.6
 ................................................................................
LONRHO                                                                     1.5
 ................................................................................
Schlumberger                                                               1.4
 ................................................................................
Repsol                                                                     1.3
 ................................................................................
FMC                                                                        1.3
--------------------------------------------------------------------------------

United Meridian                                                            1.3
 ................................................................................
Great Lakes Chemical                                                       1.3
 ................................................................................
Kimberly-Clark                                                             1.2
 ................................................................................
James River                                                                1.2
 ................................................................................
Corning                                                                    1.2
--------------------------------------------------------------------------------

Total                                                                     49.1%

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


---------------------
Portfolio Highlights
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE


6 Months Ended 6/30/97

Ten Best Contributors                      Ten Worst Contributors
--------------------------------------------------------------------------------
Wal-Mart                       30 cents    United Meridian            -17 cents
 .........................................  .....................................
Royal Dutch Petroleum          20          TVX Gold                    13
 .........................................  .....................................
McDermott International        19          Placer Dome                  8
 .........................................  .....................................
Mobil                          15          Cambior                      8
 .........................................  .....................................
DuPont                         14          Barrick Gold                 6
 .........................................  .....................................
Reynolds Metals                13          Newmont Mining               6
 .........................................  .....................................
Cooper Cameron                 12          Dayton Mining                5
 .........................................  .....................................
Bristol-Myers Squibb           12          Barrett Resources            4
 .........................................  .....................................
Corning                        11          Rouse                        3
 .........................................  .....................................
Petrolite *                    10          Ashanti Goldfields           2
-----------------------------------------  -------------------------------------
Total                          156 cents   Total                      -72 cents


12 Months Ended 6/30/97

Ten Best Contributors                      Ten Worst Contributors
--------------------------------------------------------------------------------
Cooper Cameron                  47 cents   LONRHO                     -16 cents
 .........................................  .....................................
Royal Dutch Petroleum           28         Newmont Mining              14
 .........................................  .....................................
Petrolite *                     25         Placer Dome                 11
 .........................................  .....................................
Mobil                           24         TVX Gold                    11
 .........................................  .....................................
Camco International             23         Pegasus Gold *               8
 .........................................  .....................................
Wal-Mart                        23         Great Lakes Chemical         7
 .........................................  .....................................
DuPont                          22         Ashanti Goldfields           5
 .........................................  .....................................
Bristol-Myers Squibb            18         Cambior                      5
 .........................................  .....................................
McDermott International         17         Battle Mountain Gold         4
 .........................................  .....................................
British Petroleum               17         Barrick Gold                 4
-----------------------------------------  -------------------------------------
Total                          244 cents   Total                      -85 cents


*  Position eliminated

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


---------------------
Portfolio Highlights
--------------------------------------------------------------------------------

PERFORMANCE CONTRIBUTIONS


6 Months Ended 6/30/97
                                              Cents-Per-Share        Percent of
Sector                                           Contribution        Net Assets
--------------------------------------------------------------------------------
Natural Resource-Related
 ................................................................................
    Building and Real Estate                                2 cents         4%
 ................................................................................
    Forest Products                                        22               6
 ................................................................................
    Integrated Petroleum - Domestic                        10               7
 ................................................................................
    Integrated Petroleum - International                   59              15
 ................................................................................
    Petroleum Exploration and Production                  -30               6
 ................................................................................
    Miscellaneous Energy                                    1               1
 ................................................................................
    Energy Services                                        76              11
 ................................................................................
    Precious Metals                                       -46              11
 ................................................................................
    Diversified Metals                                     24               7
 ................................................................................
    Chemicals                                              27               7
 ................................................................................
    Diversified Resources                                  20               6
--------------------------------------------------------------------------------
Total                                                     165 cents        81%

Consumer and Service
 ................................................................................
    Merchandising                                          31               3
 ................................................................................
    Miscellaneous                                          44               4
--------------------------------------------------------------------------------
Total                                                      75 cents         7%

Science and Technology                                      3               1
 ................................................................................
Miscellaneous                                               1               3
 ................................................................................
Subtotal                                                  244              92
 ................................................................................
Reserves and Income                                        17               8
--------------------------------------------------------------------------------
Total Portfolio                                           261 cents       100%

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


---------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

                           [LINE CHART APPEARS HERE]
NEW ERA FUND
--------------------------------------------------------------------------------


                                NATURAL
                               RESOURCES
                S&P 500          FUNDS            NEW ERA
DATE             Index          AVERAGE            FUND
----            -------         -------          ---------
6/30/87         10,000          10,000            10,000
6/30/88          9,307           8,762            10,233
6/30/89         11,220           9,686            11,129
6/30/90         13,070          11,143            12,208
6/30/91         14,036          10,602            12,470
6/30/92         15,919          10,552            12,912
6/30/93         18,089          12,988            14,394
6/30/94         18,342          12,899            15,454
6/30/95         23,125          13,911            18,116
6/30/96         29,138          17,260            21,522
6/30/97         39,249          21,287            26,686

--------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended 6/30/97           1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
New Era Fund                    23.99%        19.97%       15.63%        10.31%
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                 6 Months          Year
                                                    Ended         Ended
                                                  6/30/97      12/31/96      12/31/95      12/31/94      12/31/93    12/31/92
NET ASSET VALUE
Beginning of period                            $   26.06     $    22.65     $   20.15     $   20.35     $   18.88      $19.86
                                               ................................................................................
Investment activities
  Net investment income                             0.18           0.38          0.47          0.36          0.40        0.45
  Net realized and
  unrealized gain (loss)                            2.43           5.12          3.71          0.69          2.48       (0.04)
                                               ................................................................................
  Total from
  investment activities                             2.61           5.50          4.18          1.05          2.88        0.41
                                               ................................................................................
Distributions
  Net investment income                                -          (0.38)        (0.48)        (0.38)        (0.38)      (0.45)
  Net realized gain                                    -          (1.71)        (1.20)        (0.87)        (1.03)      (0.94)
                                               ................................................................................
  Total distributions                                  -          (2.09)        (1.68)        (1.25)        (1.41)      (1.39)
                                               ................................................................................

NET ASSET VALUE
End of period                                  $   28.67     $    26.06     $   22.65     $   20.15     $   20.35      $18.88
                                               --------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return                                       10.02%         24.25%        20.76%         5.17%        15.33%       2.08%
 ...............................................................................................................................
Ratio of expenses to
average net assets                                  0.75%+         0.76%         0.79%         0.80%         0.80%       0.81%
 ...............................................................................................................................
Ratio of net investment
income to average
net assets                                          1.32%+         1.53%         2.00%         1.87%         1.92%       2.22%
 ...............................................................................................................................
Portfolio turnover rate                             29.5%+         28.6%         22.7%         24.7%         24.7%       16.9%
 ...............................................................................................................................
Average commission
rate paid                                      $  0.0438     $   0.0300             -             -             -           -
 ...............................................................................................................................
Net assets, end of period
(in millions)                                  $   1,612     $    1,468     $   1,090     $     979     $     753      $  700
 ...............................................................................................................................

+  Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1997


------------------------
Statement of Net Assets                              Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks and Warrants 90.9%

NATURAL RESOURCE-RELATED  79.5%

Building and Real Estate  4.2%

Beacon Properties, REIT                                 150,000    $ 5,006
 ................................................................................
Federal Realty Investment Trust, REIT                   230,000           6,210
 ................................................................................
Reckson Associates Realty, REIT                         340,000           7,820
 ................................................................................
Rouse                                                   850,000          25,075
 ................................................................................
SECURITY CAPITAL PACIFIC TRUST, REIT                     60,900           1,393
 ................................................................................
Security Capital U.S. Realty (144a), REIT *             580,000           8,642
 ................................................................................
Simon DeBartolo Group, REIT                             271,400           8,685
 ................................................................................
United Dominion Realty Trust, REIT                      300,000           4,256
 ................................................................................
                                                                         67,087
                                                                   .............
Forest Products  5.3%

Deltic Timber                                            57,142           1,675
 ................................................................................
Georgia-Pacific                                         179,600          15,333
 ................................................................................
International Paper                                     320,000          15,540
 ................................................................................
James River                                             350,000          12,950
 ................................................................................
Jefferson Smurfit *                                     760,000          12,255
 ................................................................................
Kimberly-Clark                                          400,000          19,900
 ................................................................................
Mead                                                     40,000           2,490
 ................................................................................
Willamette Industries                                    85,000           5,950
 ................................................................................
                                                                         86,093
                                                                   .............
Integrated Petroleum - Domestic  6.7%

Amerada Hess                                            220,000          12,224
 ................................................................................
Atlantic Richfield                                      540,000          38,070
 ................................................................................
Murphy Oil                                              340,000          16,575
 ................................................................................
Phillips Petroleum                                      170,000           7,438
 ................................................................................
Unocal                                                  181,000           7,025
 ................................................................................
USX-Marathon                                            900,000          25,987
 ................................................................................
                                                                        107,319
                                                                   .............
Integrated Petroleum - International  14.8%

British Petroleum ADR                                   470,000          35,191
 ................................................................................
Chevron                                                  80,000           5,915
 ................................................................................
ENI S.P.A. ADR                                          290,000          16,494
 ................................................................................
Mobil                                                   940,000          65,682
 ................................................................................
Repsol ADR                                              500,000          21,219
 ................................................................................

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Royal Dutch Petroleum ADR                             958,400      $    52,113
 ................................................................................
Texaco                                                250,000           27,187
 ................................................................................
Total ADR                                             300,000           15,188
 ................................................................................
                                                                       238,989
                                                                   .............
Petroleum Exploration and Production  5.5%

Barrett Resources *                                   204,550            6,124
 ................................................................................
Enserch Exploration *                                 700,000            7,656
 ................................................................................
Noble Affiliates                                      150,000            5,803
 ................................................................................
Rutherford-Moran Oil *                                633,200           14,920
 ................................................................................
Triton Energy *                                       170,200            7,797
 ................................................................................
Union Pacific Resources                               254,186            6,323
 ................................................................................
Union Texas Petroleum                                 700,000           14,656
 ................................................................................
United Meridian *                                     686,000           20,580
 ................................................................................
Vastar Resources                                      150,000            5,260
 ................................................................................
                                                                        89,119
                                                                   .............
Miscellaneous Energy  0.9%

Centerior Energy                                    1,050,000           11,747
 ................................................................................
Niagara Mohawk *                                      350,000            2,997
 ................................................................................
                                                                        14,744
                                                                   .............
Energy Services  11.4%

BJ Services *                                          75,000            4,022
 ................................................................................
Camco International                                   550,000           30,113
 ................................................................................
Coflexip ADR                                          500,000           15,156
 ................................................................................
Cooper Cameron *                                      843,200           39,420
 ................................................................................
Halliburton                                           235,000           18,624
 ................................................................................
McDermott International                               936,650           27,338
 ................................................................................
Santa Fe International *                              180,000            6,120
 ................................................................................
Schlumberger                                          175,000           21,875
 ................................................................................
Weatherford Enterra *                                 154,500            5,948
 ................................................................................
Western Atlas *                                       200,000           14,650
 ................................................................................
                                                                       183,266
                                                                   .............
Precious Metals  11.3%

Amplats (ZAR)                                         248,000            2,050
 ................................................................................
Ashanti Goldfields                                    873,300           10,207
 ................................................................................
Barrick Gold                                          320,640            7,054
 ................................................................................
Battle Mountain Gold (Class A)                      1,400,000            7,962
 ................................................................................
Cambior                                             1,436,000           16,245
 ................................................................................
Dayton Mining *                                     1,050,000            4,003
 ................................................................................

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Dayton Mining, Warrants, 7/31/97 (CAD) *              112,500      $         0
 ................................................................................
Delta Gold (AUD)                                    5,500,000            9,186
 ................................................................................
Golden Star Resources *                               186,300            1,514
 ................................................................................
Homestake Mining                                      260,250            3,399
 ................................................................................
Newmont Mining                                      1,442,359           56,252
 ................................................................................
Normandy Mining (AUD)                               4,380,200            4,932
 ................................................................................
Placer Dome                                           960,000           15,720
 ................................................................................
Prime Resources Group (CAD) *                       1,204,400            8,721
 ................................................................................
Rustenburg Platinum (ZAR)                             353,000            6,458
 ................................................................................
Rustenburg Platinum ADR *                             596,744           10,891
 ................................................................................
TVX Gold *                                          3,257,200           17,304
 ................................................................................
                                                                       181,898
                                                                   .............
Diversified Metals  6.6%

Alcoa                                                 120,000            9,045
 ................................................................................
Bougainville Copper (AUD) *                         2,030,829              813
 ................................................................................
Freeport-McMoRan Copper & Gold (Class A)              370,000           10,823
 ................................................................................
LONRHO (GBP)                                       11,737,090           24,823
 ................................................................................
Nucor                                                 310,000           17,515
 ................................................................................
Reynolds Metals                                       485,000           34,556
 ................................................................................
Steel Dynamics *                                      367,000            9,244
 ................................................................................
                                                                       106,819
                                                                   .............
Chemicals  6.7%

DuPont                                                520,000           32,695
 ................................................................................
FMC *                                                 260,800           20,717
 ................................................................................
Great Lakes Chemical                                  390,000           20,426
 ................................................................................
Lyondell Petrochemical                                595,700           12,994
 ................................................................................
Millennium Chemicals                                  250,000            5,687
 ................................................................................
Pall                                                  400,000            9,300
 ................................................................................
Witco                                                 150,000            5,691
 ................................................................................
                                                                       107,510
                                                                   .............
Diversified Resources  6.1%

Burlington Northern Santa Fe                          330,000           29,659
 ................................................................................
Canadian National Railway                              39,200            1,715
 ................................................................................
Energy Group ADR                                       87,500            3,708
 ................................................................................
GATX                                                  100,000            5,775
 ................................................................................
Overseas Shipholding Group                            200,000            3,925
 ................................................................................
Penn Virginia                                         182,000            9,009
 ................................................................................
Pittston Minerals                                     176,300            2,060
 ................................................................................


T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Union Pacific                                         430,000      $    30,315
 ................................................................................
Western Water *                                       344,500            4,651
 ................................................................................
Wheelabrator Technologies                             500,000            7,719
 ................................................................................
                                                                        98,536
                                                                   .............
Total Natural Resource-Related                                       1,281,380
                                                                   .............

CONSUMER AND SERVICE  7.7%

Merchandising  3.3%

Petrie Stores Liquidation Trust *                     400,000            1,263
 ................................................................................
Wal-Mart                                            1,550,000           52,409
 ................................................................................
                                                                        53,672
                                                                   .............
Miscellaneous  4.4%

Bristol-Myers Squibb                                  200,000           16,200
 ................................................................................
Corning                                               350,000           19,469
 ................................................................................
Eli Lilly                                              30,000            3,279
 ................................................................................
Gannett                                               130,000           12,837
 ................................................................................
GE                                                    100,000            6,538
 ................................................................................
Warner-Lambert                                        100,000           12,425
 ................................................................................
                                                                        70,748
                                                                   .............
Total Consumer and Service                                             124,420
                                                                   .............

SCIENCE AND TECHNOLOGY  0.7%

Science & Technology  0.7%

3Com *                                                250,000           11,242
 ................................................................................
Total Science and Technology                                            11,242
                                                                   .............
Miscellaneous Common Stocks 3.0%                                        48,755
                                                                   .............

Total Common Stocks and Warrants (Cost $ 945,532)                    1,465,797
                                                                   .............

Convertible Preferred Stocks  0.9%

Cross Timbers Oil (Series A)                          172,000            5,353
 ................................................................................
James River (Series P)                                200,000            6,900
 ................................................................................
Western Water (Series C) *                              2,000            1,915
 ................................................................................

Total Convertible Preferred Stocks (Cost $8,250)                        14,168
                                                                   .............

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands
Short-Term Investments  9.5%

Certificates of Deposit  2.5%

Caisse Nationale de Credit Agricole, 5.63%, 8/11/97   $10,000,000   $   10,000
 ................................................................................
Svenska Handelsbanken, 5.68 - 5.705%, 7/7 - 10/1/97    20,000,000       20,001
 ................................................................................
Westpac Banking, 5.62%, 8/27/97                        10,000,000       10,000
 ................................................................................
                                                                        40,001
                                                                    ............
Commercial Paper  6.4%

Allied Signal, 4(2), 5.58%, 7/15/97                    10,000,000        9,978
 ................................................................................
Asset Securitization Cooperative, 4(2)
    5.55%, 7/22 - 8/19/97                              20,000,000       19,892
 ................................................................................
Island Finance Puerto Rico, 5.55%, 7/28/97             10,000,000        9,959
 ................................................................................
Jefferson Pilot, 5.55%, 7/18/97                        10,000,000        9,974
 ................................................................................
National Rural Utilities Cooperative Finance
    5.55%, 9/19/97                                     10,000,000        9,877
 ................................................................................
Repeat Offering Security Entity, 5.60%, 8/29/97        10,000,000        9,908
 ................................................................................
Smith Barney, 5.55%, 7/29/97                           10,000,000        9,957
 ................................................................................
Investments in Commercial Paper through a Joint
    Account 6.05 - 6.20%, 7/1/97                       23,107,354       23,107
 ................................................................................
                                                                       102,652
                                                                    ............
Structured Investment Vehicle  0.6%

Short Term Card Account Trust, VR, (144a)
    5.708%, 7/15/97                                    10,000,000       10,000
 ................................................................................
                                                                        10,000
                                                                    ............
Total Short-Term Investments (Cost $152,653)                           152,653
                                                                    ............


Total Investments in Securities

101.3% of Net Assets (Cost $1,106,435)                              $1,632,618

Other Assets Less Liabilities                                          (20,850)
                                                                    ............
NET ASSETS                                                          $1,611,768
                                                                    ------------

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Net Assets Consist of:

Accumulated net investment income - net of distributions            $    9,954

Accumulated net realized gain/loss - net of distributions               90,524

Net unrealized gain (loss)                                             526,183

Paid-in-capital applicable to 56,217,742 shares of $1.00 par
value capital stock outstanding; 200,000,000 shares authorized         985,107
                                                                    ............

NET ASSETS                                                          $1,611,768
                                                                    ------------

NET ASSET VALUE PER SHARE                                           $    28.67
                                                                    ------------



   *  Non-income producing
REIT  Real Estate Investment Trust
  VR  Variable rate
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.16% of net assets.
 AUD  Australian dollar
 CAD  Canadian dollar
 GBP  British sterling
 ZAR  South African rand


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                      6 Months
                                                                         Ended
                                                                       6/30/97
Investment Income
 Income
 Dividend                                                          $    11,813
 Interest                                                                3,805
                                                                   .............
 Total income                                                           15,618
                                                                   .............
Expenses
 Investment management                                                   4,341
 Shareholder servicing                                                   1,126
 Custody and accounting                                                     76
 Prospectus and shareholder reports                                         75
 Registration                                                               24
 Legal and audit                                                             9
 Directors                                                                   7
 Miscellaneous                                                               6
                                                                   .............
 Total expenses                                                          5,664
                                                                   .............
Net investment income                                                    9,954
                                                                   .............

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                             75,228
 Foreign currency transactions                                            (121)
                                                                   .............
 Net realized gain (loss)                                               75,107
                                                                   .............

Change in net unrealized gain or loss
 Securities                                                             61,490
 Other assets and liabilities
 denominated in foreign currencies                                           5
                                                                   .............
 Change in net unrealized gain or loss                                  61,495
                                                                   .............
Net realized and unrealized gain (loss)                                136,602
                                                                   .............
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   146,556
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                         6 Months         Year
                                                            Ended        Ended
                                                          6/30/97     12/31/96
Increase (Decrease) in Net Assets
Operations
 Net investment income                                 $    9,954   $   19,867
 Net realized gain (loss)                                  75,107       94,425
 Change in net unrealized gain or loss                     61,495      162,309
                                                       .........................
 Increase (decrease) in net assets from operations        146,556      276,601
                                                       .........................
Distributions to shareholders
 Net investment income                                          -      (19,926)
 Net realized gain                                              -      (89,635)
                                                       .........................
 Decrease in net assets from distributions                      -     (109,561)
                                                       .........................
Capital share transactions *
 Shares sold                                              132,998      347,496
 Distributions reinvested                                       -      100,862
 Shares redeemed                                         (135,524)    (238,053)
                                                       .........................
 Increase (decrease) in net assets from capital
 share transactions                                        (2,526)     210,305
                                                       .........................
Net Assets
Increase (decrease) during period                         144,030      377,345
Beginning of period                                     1,467,738    1,090,393
                                                       .........................

End of period                                          $1,611,768   $1,467,738
                                                       -------------------------
* Share information
   Shares sold                                              4,990       13,774
   Distributions reinvested                                     -        3,855
   Shares redeemed                                         (5,087)      (9,445)
                                                       .........................
   Increase (decrease) in shares outstanding                  (97)       8,184




The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1997


-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on January 20, 1969.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------



capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $204,474,000 and $226,428,000, respectively, for the six months ended June 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,106,436,000, and net unrealized gain aggregated $526,183,000, of which $555,596,000 related to appreciated investments and $29,413,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $758,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At

T. Rowe Price New Era Fund
--------------------------------------------------------------------------------



June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc.
(TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the underlying funds) in which the T. Rowe Price Spectrum Growth Fund (Spectrum) invests. In accordance with an agreement among Spectrum, the underlying funds, the manager, and TRPS, expenses from the operation of Spectrum are borne by the underlying funds based on each underlying fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,000,000 for the six months ended June 30, 1997, of which $178,000 was payable at period-end.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
 ............................

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap Stock**
Small-Cap Value*
Spectrum Growth
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS
 ............................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal
Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Global Government Bond
Emerging Markets Bond
International Bond

MONEY MARKET FUNDS
 ............................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ............................

Balanced
Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ............................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio


*Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price New Era Fund(R).

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.  F41-051  6/30/97